Note 2 - Summary of significant accounting policies: Accounts and notes receivable, net (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Accounts and notes receivable, net

Accounts and notes receivable, net

Accounts receivable includes trade accounts due from customers. Accounts receivables are recorded at the invoiced amount less an allowance for expected credit losses and do not bear interest, which are due after 30 to 90 days, depending on the credit term with its customers. Notes receivable represents trade accounts receivable due from various customers where the customers’ banks have guaranteed the payment. The notes are non-interest bearing and normally paid within three to six months. The Company has the ability to submit request for payment to the customer’s bank earlier than the scheduled payment date, but will incur an interest charge and a processing fee. As of December 31, 2024 and 2023, the allowance for credit losses of accounts and notes receivable was $534,562 and $472,293, respectively. For the years ended December 31, 2024, 2023 and 2022, the provision for credit losses of accounts and notes receivable was $77,399, $178,118 and $16,394, respectively.